Business Combinations - Prom Forma Information (Details) - Capella Merger - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pro Forma Financial information
Revenue	$ 923,945	$ 895,262
Net Income	$ 41,058	$ 16,364